EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2017
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
14.	EQUITY METHOD INVESTMENTS

As of December 31, 2017, the network business of the Group had the following equity method investments:

		Equity interest owned by the Group As of December 31,
	Notes	2016	2017
Xi’an JiangyuanAndike Ltd. (“JYADK”)		33%	33%
PTC	i)	59.51%	59.51%
Suzhou Chorus Medical Technologies Co., Ltd. (“Suzhou Chorus’)	ii)	36%	36%
Global Oncology One, Inc. (“Global Oncology”)	ii)	46.9%	46.9%
Guofu Huimei	iii)	-	26.07%
ProMed	iv)	-	35.20%
Wuxi Meizhongjiahe Cancer Center (“Wuxi MZJH”)	v)	-	10%
BPMC	vi)	-	25%
Beijing Century Friendship	vi)	-	21.69%
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	vii)	-	8.13%

i)
On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063 in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A.

In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore the regulation can only amended at the request by managers or super majority (more than 2/3) of member interest. Thus the Group is not able to control PTC GP Management LLC.

According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a gain of RMB5,572, RMB127 and of RMB17,697 (US$ 2,720) for the years ended December 31, 2015, 2016 and 2017 respectively. Total cash distribution received by the Group from PTC was RMB24,316, RMB9,357 and RMB6,227 (US$ 957) for the years ended December 31, 2015, 2016 and 2017, respectively.

The differences between the carrying value of the investment in PTC and the underlying equity in the net assets of PTC was RMB107,139 and RMB34,206 on December 28, 2012 and July 31, 2015, respectively, which were mainly arisen from the identified intangibles in the purchase price allocation and are amortized in the remaining useful life..

The amount of the Group’s underlying equity in the net assets of PTC was RMB73,570 and RMB19,658 on December 28, 2012 and July 31, 2015, respectively.

ii)
In 2015, the Group entered into two share transfer agreements with JWYK, which was controlled by one of the Group's directors. Pursuant to the agreements, JWYK would acquired 36% equity interest in Suzhou Chorus and 100% interest in China Medstar, an oversea subsidiary of the Company who holds 46.9% equity interest in Global Oncology from the Group, at a consideration of RMB4,320 (US$622) and RMB8,679 (US$1,250) respectively. On April 25, 2016 and November 10, 2016, the Group received full payments from JWYK. As of December 31, 2017, the changes in registration of shareholders have not been completed and the consideration received was recorded in accrued expenses and other liabilities on the consolidated balance sheets (note 18).

iii)	In April 2017, the Group completed the capital injection and obtained 26.07% in Guofu Huimei (note 1) with a total subscribed capital of RMB262,999 (US$40,422).

The following tables set forth the summarized financial information of Guofu Huimei:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Current assets	—	1,201,344	184,643
Non-current assets	—	930,412	143,002
Current liabilities	—	1,170,841	179,955
Non-current liabilities	—	—	—
Noncontrolling interests	—	—	—

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Total revenues	—	—	—	—
Gross profit	—	—	—	—
Net income	—	—	53,261	8,186
Net income attributable to the Group	—	—	13,896	2,136

iv)
In May 2017, the Group through its subsidiary Aohua Technology, acquired 31.64% equity interest of ProMed at a consideration of RMB105,119 (US$16,156) from the original shareholder. In December 2017, the Group, through its subsidiary CHMG, further acquired 3.56% equity interest of ProMed at a consideration of RMB11,820. Upon the completion of changes in registration, the Group hold 35.20% equity interest of ProMed.

v)
On July 20, 2017, the Company through MHM, and an associate of the Group, Tianjin Jiatai, established Wuxi MZJH for the operations of hospital business. The registered capital of Wuxi MZJH is RMB3,000, of which RMB2,700 and RMB300 were contributed by Tianjin Jiatai and MHM, respectively, for 90% and 10% equity interests held by Tianjin Jiatai and MHM, respectively. As at December 31, 2017, Wuxi MZJH has received RMB3,000 cash injection as mentioned.

vi)
In April 2017, Guofu Huimei injected RMB388,500 to Beijing Century Friendship which holds 55% of BPMC, leading to the dilution of the Group's interest and loss in control of Beijing Century Friendship and BPMC to 21.69% and 25%, respectively (note 4). Beijing Century Friendship and BPMC were deconsolidated from the Group and are accounted for as investments under equity method. As at December 31, 2017, the Group's shares in Beijing Century Friendship with a total net book value of RMB100,614 (US$15,464) were pledged to secure other borrowings of RMB280,459 (US$43,105), respectively (note 17) and mandatorily redeemable noncontrolling interest of RMB396,281 (US$60,907) (note 1).

vii)
In July 2017, JKSY, a subsidiary of the Company, entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. According to the partnership agreement, JKSY acts as a limited partner and has significant influence over Suzhou Shengshan’s daily operations.

The following tables set forth the aggregated summarized financial information of all equity investees:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Current assets	139,963	1,490,408	229,072
Non-current assets	379,408	2,184,471	335,747
Current liabilities	171,317	1,382,880	212,545
Non-current liabilities	550,344	561,201	86,255

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Total revenues	286,021	247,327	277,192	42,604
Gross profit	101,820	56,074	63,998	9,836
Net income	58,373	18,379	14,631	2,249
Net income (loss) attributable to the Group	(5,572)	616	1,454	223